================================================================================
American Select Cash Reserve Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to present you with the Annual Report for the American Select Cash Reserve Fund for the twelve months ended December 31, 2000. It gives us great pleasure to tell you that since the inception of the Fund, on January 1, 2000, the Fund has achieved the number one ranking for the twelve month period among 202 Institutional Money Market Funds according to Lipper Analytical Services.

The Fund was well positioned by maintaining a weighted average maturity short of its respective benchmarks during the first half of the year. As economic indicators began showing conflicting signals over the direction of the economy, the Fund extended its weighted average maturity in anticipation of the Federal Reserve aggressively easing monetary policy in 2001. It seems plausible that the Federal Reserve will continue to take an accommodative stance in 2001.



Ten Largest Issuer Holdings

ABN Amro Bank                      Banco Popular de Puerto Rico

Societe Generale                   General Motors Acceptance Corporation

Associates Corporation             Toronto Dominion Bank

Branch Banking & Trust             Wells Fargo & Company
Company

Fleet National Bank                Vodafone Airtouch PLC


We thank you for your continued investment in our Fund.



                                   Sincerely,


                                   William F. Quinn
                                   President
                                   American Select Funds

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Shareholders and Board of Trustees
American Select Cash Reserve Fund

We have audited the accompanying statement of assets and liabilities of the American Select Cash Reserve Fund ("the Fund") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Select Cash Reserve Fund at December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/ ERNST & YOUNG LLP
Dallas, Texas
February 16, 2001

--------------------------------------------------------------------------------
American Select Cash Reserve Fund


STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2000
--------------------------------------------------------------------------------
in thousands, except share and per share amounts


ASSETS:
      Investment in Portfolio, at value ...............................   $    2,232,512
      Receivable for expense
        reimbursement (Note 2) ........................................              108
                                                                          --------------
TOTAL ASSETS ..........................................................        2,232,620
                                                                          --------------
LIABILITIES:
      Dividends payable................................................            4,236
      Other liabilities................................................              399
                                                                          --------------
TOTAL LIABILITIES .....................................................            4,635
                                                                          --------------
NET ASSETS ............................................................   $    2,227,985
                                                                          ==============

ANALYSIS OF NET ASSETS:
      Paid-in-capital .................................................   $    2,227,985
                                                                          --------------
NET ASSETS ............................................................   $    2,227,985
                                                                          ==============

SHARES OUTSTANDING (NO PAR VALUE) .....................................    2,227,985,205
                                                                          ==============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..............   $         1.00
                                                                          ==============



                             See accompanying notes

================================================================================
American Select Cash Reserve Fund



STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
in thousands



                                                                     YEAR ENDED
                                                                     DECEMBER 31,
                                                                         2000
                                                                    -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
        Interest income .........................................   $      81,726
        Portfolio expenses ......................................          (1,381)
                                                                    -------------
              NET INVESTMENT INCOME ALLOCATED
                   FROM PORTFOLIO ...............................          80,345
                                                                    -------------
FUND EXPENSES:
        Transfer agent fees .....................................              31
        Professional fees .......................................              12
        Registration fees and expenses ..........................             389
        Other expenses ..........................................              28
                                                                    -------------
              TOTAL FUND EXPENSES ...............................             460
                                                                    -------------
               Less reimbursement of expenses (Note 2) ..........             353
                                                                    -------------
                NET FUND EXPENSES ...............................             107
                                                                    -------------
NET INVESTMENT INCOME ...........................................          80,238
                                                                    -------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
        Net realized gain on investments ........................              42
                                                                    -------------
             NET GAIN ON INVESTMENTS ............................              42
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS ..............................................   $      80,280
                                                                    =============



                             See accompanying notes

================================================================================
American Select Cash Reserve Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
in thousands



                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                                    2000
                                                               -------------
INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income .................................   $      80,238
     Net realized gain on investments ......................              42
                                                               -------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS ..........................          80,280
                                                               -------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .................................         (80,238)
     Net realized gain on investment .......................             (42)
                                                               -------------
               DISTRIBUTIONS TO SHAREHOLDERS ...............         (80,280)
                                                               -------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares .........................      18,822,765
     Reinvestment of dividends and distributions ...........          26,460
     Cost of shares redeemed ...............................     (16,621,240)
                                                               -------------
              NET INCREASE IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONS ...........       2,227,985
                                                               -------------
 NET INCREASE IN NET ASSETS ................................       2,227,985
NET ASSETS:
     Beginning of period ...................................              --
                                                               -------------
     END OF PERIOD .........................................   $   2,227,985
                                                               =============


                             See accompanying notes

================================================================================
American Select Cash Reserve Fund


NOTES TO FINANCIAL STATEMENTS December 31, 2000
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American Select Cash Reserve Fund (the "Fund") is offered under the Trust and commenced active operations on January 1, 2000.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio") of the AMR Investment Services Trust, which has the same investment objectives as the Fund. The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was 44.74% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized gain (loss) of the Portfolio is allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

The Fund generally declares dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

G. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Reimbursement of Expenses

The Manager has contractually agreed to reimburse the Fund for other expenses through December 31, 2000 to the extent that total annual fund operating expenses exceed 0.12%. For the year ended December 31, 2000, the Manager reimbursed expenses totaling $352,710 to the Fund.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the

================================================================================
American Select Cash Reserve Fund


NOTES TO FINANCIAL STATEMENTS December 31, 2000 (continued)
--------------------------------------------------------------------------------


year ended December 31, 2000, the cost of air transportation for the trustees was not material to the Fund. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

NOTE 3-CAPITAL SHARE TRANSACTIONS

The table below summarizes transactions in shares of capital stock (in thousands). Each share is valued at $1.00:


       For the year
 ended December 31, 2000
 -----------------------
                                 Shares
                               ------------
Sold ....................        18,822,765
Reinvested ..............            26,460
Redeemed ................       (16,621,240)
                               ------------
Net increase ............         2,227,985
                               ============

================================================================================
American Select Cash Reserve Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                                                 YEAR ENDED
                                                                               DECEMBER 31,
                                                                                   2000
                                                                              ---------------
 NET ASSET VALUE, BEGINNING OF PERIOD .....................................   $          1.00
                                                                              ---------------
        Net investment income (A) .........................................              0.06
        Less dividends from net investment income .........................             (0.06)
                                                                              ---------------
NET ASSET VALUE, END OF PERIOD ............................................   $          1.00
                                                                              ===============
TOTAL RETURN ..............................................................              6.58%
                                                                              ===============
RATIOS AND SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands) ..........................   $     2,227,985
        Ratios to average net assets (annualized) (A):
           Expenses .......................................................              0.12%
           Net investment income ..........................................              6.47%
        Decrease reflected in above expense ratio due to absorption
           of expenses by the manager .....................................              0.03%


----------

A The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American Select Cash Reserve Fund

We have audited the accompanying statement of assets and liabilities of the American Select Cash Reserve Fund ("the Fund") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Select Cash Reserve Fund at December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/ ERNST & YOUNG LLP
Dallas, Texas
February 16, 2001

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2000
--------------------------------------------------------------------------------


                                                                                                      Par
                                                                                                     Amount         Value
                                                                                                  ------------   ------------
                                                                                                     (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 0.21%
State Street Bank Tri-Party Government Repurchase Agreement, 6.45%, Due 1/2/2001,
  to be repurchased at $10,234 (Collateral held at State Street Bank and Trust by Federal
  National Mortgage Association, Due 11/15/2002 - Market Value $10,537)                           $     10,227   $     10,227
                                                                                                  ------------   ------------
     TOTAL REPURCHASE AGREEMENTS                                                                                       10,227
                                                                                                                 ------------

TIME DEPOSITS - 16.13%
ABN Amro Bank, 6.25%, Due 1/2/2001                                                                     235,000        235,000
                                                                                                  ------------   ------------
Key Bank, NA, 6.38%, Due 1/2/2001                                                                      150,000        150,000
                                                                                                  ------------   ------------
Societe Generale, 6.00%, Due 1/2/2001                                                                  235,000        235,000
                                                                                                  ------------   ------------
Toronto Dominion Bank, 5.00%, Due 1/2/2001                                                             185,000        185,000
                                                                                                  ------------   ------------
     TOTAL TIME DEPOSITS                                                                                              805,000
                                                                                                                 ------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 21.48%
FOREIGN BANKS - 3.01%
Merita Bank, PLC, 6.70%, Due 1/22/2001                                                                 150,000        149,996
                                                                                                  ------------   ------------
     TOTAL FOREIGN BANKS                                                                                              149,996
                                                                                                                 ------------

DOMESTIC BANKS - 18.47%
Banco Popular de Puerto Rico, 6.85%, Due 5/25/2001 (Note D)                                            200,000        200,000
                                                                                                  ------------   ------------
Bank of America, NA, 6.84%, Due 7/12/2001                                                               50,000         50,021
                                                                                                  ------------   ------------
Bank One, NA, 6.70%, Due 11/9/2001                                                                     160,000        159,973
                                                                                                  ------------   ------------
Branch Banking & Trust Company,
  6.65%, Due 3/9/2001                                                                                  100,000         99,990
                                                                                                  ------------   ------------
  6.71%, Due 8/17/2001                                                                                  72,000         71,991
                                                                                                  ------------   ------------
  6.42%, Due 9/24/2001                                                                                  45,000         44,996
                                                                                                  ------------   ------------
First Union National Bank, 6.72%, Due 4/20/2001                                                        100,000        100,000
                                                                                                  ------------   ------------
Key Bank, NA, 6.76%, Due 6/1/2001                                                                       27,000         27,005
                                                                                                  ------------   ------------
National City Bank,
  6.48%, Due 3/23/2001                                                                                  50,000         50,008
                                                                                                  ------------   ------------
  6.74%, Due 8/1/2001                                                                                   25,000         25,002
                                                                                                  ------------   ------------
U S Bank, NA, 6.67%, Due 9/17/2001                                                                      92,500         92,599
                                                                                                  ------------   ------------
     TOTAL DOMESTIC BANKS                                                                                             921,585
                                                                                                                 ------------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                                     1,071,581
                                                                                                                 ------------

PROMISSORY NOTES - 5.51%
Jackson National Life Insurance Company, Variable Rate, 6.69%, Due 8/31/2001 (Note B)                  100,000        100,000
                                                                                                  ------------   ------------
Travelers Insurance Company, Variable Rate, 5.75%, Due 8/10/2001 (Note C)                              175,000        175,000
                                                                                                  ------------   ------------
     TOTAL PROMISSORY NOTES                                                                                           275,000
                                                                                                                 ------------

VARIABLE RATE COMMERCIAL PAPER- 1.44
Unilever Capital Corporation, 6.67%, Due 9/7/2001, 144a, (Note E) ..............                        72,000         72,003
                                                                                                  ------------   ------------
     TOTAL VARIABLE RATE COMMERCIAL PAPER ......................................                                       72,003
                                                                                                                 ------------



                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2000
--------------------------------------------------------------------------------


                                                                                       Par
                                                                                      Amount              Value
                                                                                   --------------    --------------
                                                                                        (dollars in thousands)
VARIABLE RATE MEDIUM-TERM NOTES - 45.14%
American Honda Finance Corporation, 144a, (Note E)
  6.57%, Due 6/12/2001 .........................................................   $       50,000    $       50,000
                                                                                   --------------    --------------
  6.58%, Due 6/14/2001 .........................................................           25,000            25,000
                                                                                   --------------    --------------
Associates Corporation,
  6.68%, Due 6/14/2001 .........................................................           27,000            27,016
                                                                                   --------------    --------------
  6.44%, Due 10/1/2001, 144a, (Note E) .........................................          100,000           100,000
                                                                                   --------------    --------------
  6.80%, Due 10/5/2001 .........................................................           92,000            92,025
                                                                                   --------------    --------------
AT&T Capital Corporation, 6.97%, Due 4/9/2001 ..................................           81,500            81,544
                                                                                   --------------    --------------
Bank of America, NA,
  6.78%, Due 5/3/2001 ..........................................................           80,000            80,015
                                                                                   --------------    --------------
  6.63%, Due 6/11/2001 .........................................................           45,000            45,020
                                                                                   --------------    --------------
  6.86%, Due 7/19/2001 .........................................................           25,000            25,018
                                                                                   --------------    --------------
Bank One, NA,
  6.71%, Due 9/7/2001 ..........................................................           47,000            47,012
                                                                                   --------------    --------------
  6.88%, Due 10/29/2001 ........................................................           15,000            15,016
                                                                                   --------------    --------------
Caterpillar Financial Services,
  6.79%, Due 1/19/2001 .........................................................           30,000            30,001
                                                                                   --------------    --------------
  6.87%, Due 4/2/2001 ..........................................................           20,000            20,004
                                                                                   --------------    --------------
  6.89%, Due 8/1/2001 ..........................................................           20,000            20,013
                                                                                   --------------    --------------
Chase Manhattan Corporation, 6.79%, Due 4/26/2001 ..............................           61,500            61,513
                                                                                   --------------    --------------
Commerzbank Overseas Finance, NV, 6.63%, Due 1/30/2001 .........................           20,000            19,998
                                                                                   --------------    --------------
Credit Suisse First Boston, 6.76%, Due 10/15/2001, 144a, (Note E) ..............           97,000            97,000
                                                                                   --------------    --------------
Firstar Corporation, 7.01%, Due 8/3/2001 .......................................           47,000            47,081
                                                                                   --------------    --------------
Fleet National Bank,
  6.86%, Due 1/22/2001 .........................................................           30,000            30,002
                                                                                   --------------    --------------
  6.84%, Due 2/1/2001 ..........................................................           25,000            25,002
                                                                                   --------------    --------------
  6.78%, Due 7/31/2001 .........................................................           20,000            20,006
                                                                                   --------------    --------------
  6.73%, Due 9/7/2001 ..........................................................           35,000            35,018
                                                                                   --------------    --------------
  6.64%, Due 9/27/2001 .........................................................          100,000           100,145
                                                                                   --------------    --------------
General Motors Acceptance Corporation, (Note C)
  6.80%, Due 2/11/2002 .........................................................           50,000            50,000
                                                                                   --------------    --------------
  6.83%, Due 2/11/2002 .........................................................          150,000           150,000
                                                                                   --------------    --------------
Goldman Sachs Group, L.P., 144a, (Note E)
  7.25%, Due 1/16/2001 .........................................................           10,000            10,002
                                                                                   --------------    --------------
  6.94%, Due 1/25/2001 .........................................................           75,000            75,009
                                                                                   --------------    --------------
  7.15%, Due 2/26/2001 .........................................................            5,000             5,003
                                                                                   --------------    --------------
Huntington National Bank, 6.81%, Due 2/2/2001 ..................................           64,000            64,004
                                                                                   --------------    --------------
Key Bank, NA, 6.94%, Due 7/16/2001 .............................................           40,000            40,037
                                                                                   --------------    --------------
Merrill Lynch & Company, Incorporated,
  6.88%, Due 4/9/2001 ..........................................................           25,000            25,008
                                                                                   --------------    --------------
  6.76%, Due 4/12/2001 .........................................................           75,000            74,996
                                                                                   --------------    --------------
  6.83%, Due 7/31/2001 .........................................................           26,000            26,013
                                                                                   --------------    --------------
  6.84%, Due 11/1/2001 .........................................................           34,470            34,501
                                                                                   --------------    --------------


                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2000
--------------------------------------------------------------------------------


                                                                                       Par
                                                                                      Amount              Value
                                                                                   --------------    --------------
                                                                                        (dollars in thousands)
Morgan Stanley Dean Witter Company,
  6.88%, Due 1/22/2001 .........................................................   $       10,000    $       10,001
                                                                                   --------------    --------------
  6.52%, Due 1/22/2001 .........................................................           25,000            25,001
                                                                                   --------------    --------------
  6.51%, Due 3/16/2001 .........................................................           50,000            50,000
                                                                                   --------------    --------------
  6.94%, Due 9/4/2001 ..........................................................           10,000            10,014
                                                                                   --------------    --------------
Norwest Corporation, 6.81%, Due 11/21/2001 .....................................           30,000            30,013
                                                                                   --------------    --------------
Sanwa Business Credit Corporation, 7.06%, Due 4/3/2001 .........................           10,000            10,006
                                                                                   --------------    --------------
Salomon Smith Barney Holdings, 6.86%, Due 10/9/2001 ............................           36,000            36,027
                                                                                   --------------    --------------
Unilever NV, 6.79%, Due 7/5/2001 ...............................................           75,000            74,985
                                                                                   --------------    --------------
Vodafone Airtouch PLC, 6.74%, Due 12/19/2001 ...................................          175,065           175,211
                                                                                   --------------    --------------
Wells Fargo & Company, 6.78%, Due 9/15/2001 ....................................          182,950           183,247
                                                                                   --------------    --------------

     TOTAL VARIABLE RATE MEDIUM-TERM NOTES .....................................                          2,252,527
                                                                                                     ==============

OTHER SHORT-TERM INVESTMENTS - 9.42%                                                  Shares
                                                                                   --------------
Short-Term Investments Co. Prime Portfolio .....................................      235,000,000           235,000
                                                                                   --------------    --------------
Short-Term Investments Co. Liquid Assets Portfolio .............................      235,001,043           235,001
                                                                                   --------------    --------------
     TOTAL OTHER SHORT-TERM INVESTMENTS ........................................                            470,001
                                                                                                     --------------

TOTAL INVESTMENTS - 99.33% (Cost $4,956,339) ...................................                          4,956,339
                                                                                                     --------------
OTHER ASSETS,  NET OF LIABILITIES - 0.67% ......................................                             33,506
                                                                                                     --------------
TOTAL NET ASSETS - 100% ........................................................                     $    4,989,845
                                                                                                     ==============


Based on the cost of investments of $4,956,339 for federal income tax purposes at December 31, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(E) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $434,017 or 8.70% of net assets.


ABBREVIATION:

L.P. - Limited Partnership                   NV - Company
NA - National Association                    PLC - Public Limited Corporation



                             See accompanying notes

================================================================================
AMR Investment Services Trust Money Market Portfolio


STATEMENT OF ASSETS AND LIABILITIES December 31, 2000
--------------------------------------------------------------------------------
in thousands



ASSETS:
    Investments in securities at value
      (cost - $4,946,112) ...................   $4,946,112
    Repurchase agreement (cost - $10,227) ...       10,227
    Dividends and interest receivable .......       33,964
                                                ----------
TOTAL ASSETS ................................    4,990,303
                                                ----------
LIABILITIES:
    Management and investment advisory
       fees payable (Note 2) ................          394
    Accrued organization costs ..............            3
    Other liabilities .......................           61
                                                ----------
TOTAL LIABILITIES ...........................          458
                                                ----------
NET ASSETS APPLICABLE TO INVESTORS'
      BENEFICIAL INTERESTS ..................   $4,989,845
                                                ==========





                             See accompanying notes

================================================================================
AMR Investment Services Trust Money Market Portfolio


STATEMENT OF OPERATIONS Year Ended December 31, 2000
--------------------------------------------------------------------------------
in thousands


INVESTMENT INCOME:
      Interest income .............................   $    283,731
                                                      ------------
             TOTAL INVESTMENT INCOME ..............        283,731
                                                      ------------
EXPENSES:
      Management and investment advisory
        fees (Note 2) .............................          4,361
      Custodian fees ..............................            243
      Professional fees ...........................             85
      Other expenses ..............................            165
                                                      ------------
             TOTAL EXPENSES .......................          4,854
                                                      ------------
NET INVESTMENT INCOME .............................        278,877
                                                      ------------
REALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments ............            144
                                                      ------------
              NET GAIN ON INVESTMENTS .............            144
                                                      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .....................................   $    279,021
                                                      ============




                             See accompanying notes

================================================================================
AMR Investment Services Trust Money Market Portfolio


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
in thousands


                                                             Year Ended       Two Months Ended       Year Ended
                                                            December 31,        December 31,        October 31,
                                                               2000                1999                1999
                                                          ---------------     ---------------     ---------------
 INCREASE IN NET ASSETS:
 OPERATIONS:
    Net investment income .............................   $       278,877     $        34,541     $       132,222
    Net realized gain on investments ..................               144                  --                  23
                                                          ---------------     ---------------     ---------------
               TOTAL INCREASE IN NET ASSETS
                   RESULTING FROM OPERATIONS ..........           279,021              34,541             132,245
                                                          ---------------     ---------------     ---------------
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions .....................................        35,867,580           3,797,759          13,198,063
    Withdrawals .......................................       (34,808,427)         (3,489,471)        (12,487,660)
                                                          ---------------     ---------------     ---------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM TRANSACTIONS IN INVESTORS'
                  BENEFICIAL INTERESTS ................         1,059,153             308,288             710,403
                                                          ---------------     ---------------     ---------------
 NET INCREASE IN NET ASSETS ...........................         1,338,174             342,829             842,648
                                                          ---------------     ---------------     ---------------
 NET ASSETS:
     Beginning of year ................................         3,651,671           3,308,842           2,466,194
                                                          ---------------     ---------------     ---------------
     END OF YEAR ......................................   $     4,989,845     $     3,651,671     $     3,308,842
                                                          ===============     ===============     ===============

 Financial Highlights:


 RATIOS:
    Expenses to average net assets
      (annualized) ....................................              0.11%               0.11%               0.11%
    Net investment income to average net
       assets (annualized) ............................              6.40%               5.77%               5.11%







                             See accompanying notes

================================================================================
AMR Investment Services Trust Money Market Portfolio


NOTES TO FINANCIAL STATEMENTS December 31, 2000
--------------------------------------------------------------------------------


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES

Management Agreement

The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio.

Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to the Portfolio. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

================================================================================
American Select Funds


PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------




The American Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

     o    information we receive from you on applications or other forms;

     o    information about your transactions with us or our service providers;
          and

     o    information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.